CONSOLIDATED STATEMENT OF CASH FLOW (Audited) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended	13 Months Ended
	May 31, 2012	May 31, 2013	Nov. 30, 2012	May 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,519)	$ (15,566)	$ (8,560)	$ (24,126)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	1,500	15,566	7,018	22,584
NET CASH USED IN OPERATING ACTIVITIES	(19)		(1,542)	(1,542)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash assumed from share exchange agreement			511	511
NET CASH PROVIDED BY INVESTING ACTIVITIES			511	511
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on sale of common stock	90		90	90
Related party advances	1,910		1,910	1,910
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,000		2,000	2,000
NET INCREASE (DECREASE) IN CASH	1,981		969	969
CASH, BEGINNING		969
CASH, ENDING	1,981	969	969	969
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the period for Interest
Cash paid during the period for Income taxes
NON CASH INVESTING AND FINANCING ACTIVITY
Accrued liabilities assumed from share exchange agreement			(71,627)	(71,627)
Related party loan assumed from share exchange agreement			(84,988)	(84,988)
Forgiveness of former officers loans			$ 36,896	$ 36,896